Loans (Details) - Schedule of analysis performed, the risk category of loans by class of loans - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Pass [Member]
Residential real estate:
Loans receivable, gross	$ 289,122	$ 276,708
Pass [Member] | Farm [Member]
Residential real estate:
Loans receivable, gross	1,960
Pass [Member] | Commercial and industrial [Member]
Residential real estate:
Loans receivable, gross	2,259	2,188
Pass [Member] | Loans on deposits [Member]
Residential real estate:
Loans receivable, gross	1,129	1,245
Pass [Member] | Home equity [Member]
Residential real estate:
Loans receivable, gross	7,044	7,505
Pass [Member] | Automobile [Member]
Residential real estate:
Loans receivable, gross	75	67
Pass [Member] | Unsecured [Member]
Residential real estate:
Loans receivable, gross	546	670
Special Mention [Member]
Residential real estate:
Loans receivable, gross	1,559	1,720
Special Mention [Member] | Farm [Member]
Residential real estate:
Loans receivable, gross
Special Mention [Member] | Commercial and industrial [Member]
Residential real estate:
Loans receivable, gross
Special Mention [Member] | Loans on deposits [Member]
Residential real estate:
Loans receivable, gross
Special Mention [Member] | Home equity [Member]
Residential real estate:
Loans receivable, gross	39	39
Special Mention [Member] | Automobile [Member]
Residential real estate:
Loans receivable, gross
Special Mention [Member] | Unsecured [Member]
Residential real estate:
Loans receivable, gross
Substandard [Member]
Residential real estate:
Loans receivable, gross	8,843	8,947
Substandard [Member] | Farm [Member]
Residential real estate:
Loans receivable, gross	274
Substandard [Member] | Commercial and industrial [Member]
Residential real estate:
Loans receivable, gross		26
Substandard [Member] | Loans on deposits [Member]
Residential real estate:
Loans receivable, gross
Substandard [Member] | Home equity [Member]
Residential real estate:
Loans receivable, gross	52	101
Substandard [Member] | Automobile [Member]
Residential real estate:
Loans receivable, gross
Substandard [Member] | Unsecured [Member]
Residential real estate:
Loans receivable, gross	7	5
Doubtful [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Farm [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Commercial and industrial [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Loans on deposits [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Home equity [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Automobile [Member]
Residential real estate:
Loans receivable, gross
Doubtful [Member] | Unsecured [Member]
Residential real estate:
Loans receivable, gross
One- to four-family [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross	217,485	215,010
One- to four-family [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross	596	742
One- to four-family [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross	6,044	6,737
One- to four-family [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross
Multi-family [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross	19,135	11,702
Multi-family [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross
Multi-family [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross	646	671
Multi-family [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross
Construction [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross	5,433	3,982
Construction [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross
Construction [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross		63
Construction [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross
Land [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross	1,308	765
Land [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross
Land [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross
Land [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross
Nonresidential real estate [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross	32,748	31,529
Nonresidential real estate [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross	924	939
Nonresidential real estate [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross	1,820	1,035
Nonresidential real estate [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross
Farm [Member] | Pass [Member]
Residential real estate:
Loans receivable, gross		2,045
Farm [Member] | Special Mention [Member]
Residential real estate:
Loans receivable, gross
Farm [Member] | Substandard [Member]
Residential real estate:
Loans receivable, gross		309
Farm [Member] | Doubtful [Member]
Residential real estate:
Loans receivable, gross